Commitments	12 Months Ended
Jun. 30, 2020
Disclosure of Commitments [Abstract]
Commitments
19. Commitments

(a) Capital commitments

Commitments for expenditure on intangibles and property, plant and equipment not provided for in these consolidated financial statements are estimated at £312 million (2019 – £255 million; 2018 – £161 million).

(b) Other commitments

The minimum lease rentals payable in the year ending 30 June 2020 for short term and low value leases are estimated at £19 million. The total future cash outflows for leases that had not yet commenced, and not recognised as lease liabilities at 30 June 2020, are estimated at £133 million.